Eaton Vance
Ohio Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.8%
Ohio Water Development Authority:
5.00%, 12/1/38	$1,000	$ 1,071,760
Green Bonds, 5.00%, 12/1/38	1,000	1,119,930
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,210,800
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.80%, 12/1/54(1)	1,000	1,000,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,390	1,524,413
		$ 6,926,903
Education — 15.4%
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	$820	$ 876,391
5.00%, 12/1/44	1,250	1,281,475
Miami University, OH, 4.00%, 9/1/45	2,000	1,969,040
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,027,080
Ohio Higher Educational Facility Commission, (Denison University):
5.00%, 11/1/48	2,250	2,402,797
5.25%, 11/1/46	1,355	1,384,837
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,318,224
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,048,600
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	553,184
5.00%, 2/1/38	1,200	1,303,296
Ohio State University:
5.00%, 12/1/29	1,060	1,158,061
5.25%, 12/1/46	2,000	2,207,300
Green Bonds, 4.00%, 12/1/43	1,725	1,720,653
Ohio University, 5.25%, 12/1/54	3,000	3,273,210
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	339,244
4.00%, 4/1/34	510	515,549
4.00%, 4/1/35	350	351,523
4.00%, 4/1/36	350	350,109
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,034,740
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Cincinnati, OH: (continued)
5.25%, 6/1/49	$2,000	$ 2,163,460
		$ 28,278,773
Electric Utilities — 2.4%
American Municipal Power, Inc., OH, (Combined Hydroelectric), 5.00%, 2/15/48	$1,300	$ 1,380,288
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,008,950
American Municipal Power, Inc., OH, (Meldahl Hydroelectric), Green Bonds, 4.00%, 2/15/34	2,005	2,010,674
		$ 4,399,912
Escrowed/Prerefunded — 0.0%(2)
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	$20	$ 20,564
		$ 20,564
General Obligations — 16.7%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$705	$ 706,234
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,146,200
Cleveland, OH, 5.00%, 12/1/51	2,000	2,125,120
Columbus, OH, 5.00%, 4/1/39	2,700	2,973,510
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,327,172
Dublin School District, OH:
4.00%, 12/1/48	770	746,515
5.00%, 12/1/35	450	510,660
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,191,763
North Canton City School District, OH, 5.00%, 10/1/49	560	591,214
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,620,700
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,751,595
5.00%, 12/1/47	1,300	1,350,947
Ohio, 4.00%, 6/15/40	2,500	2,530,175
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,211,320
Summit County, OH, 5.00%, 12/1/43	1,000	1,079,000
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,064,200
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	509,085
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,294,060
		$ 30,729,470

Eaton Vance
Ohio Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 14.9%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,205,837
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), 4.00%, 11/15/37	525	503,092
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	966,090
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	5,150	4,875,659
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	850,034
5.00%, 11/15/28	590	601,399
Franklin County, OH, (Nationwide Children's Hospital), 5.00%, 11/1/34	750	774,202
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,204,248
Franklin County, OH, (Trinity Health Credit Group):
3.55% to 2/3/25 (Put Date), 12/1/46	750	750,488
4.00%, 12/1/44	2,445	2,359,376
5.00%, 12/1/46	3,000	3,044,340
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,131,862
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,034,870
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	461,739
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,630,215
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,067,659
4.00%, 1/1/43	2,165	2,121,462
4.00%, 1/1/46	2,000	1,932,540
		$ 27,515,112
Housing — 3.4%
Dayton-Montgomery County Port Authority, OH, (Northcrest Gardens Apartments), Sustainability Bonds, (FNMA), 4.50%, 1/1/41	$1,000	$ 1,005,220
Ohio Housing Finance Agency:
3.00%, 9/1/39	375	313,170
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	2,995	2,991,496
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	945	959,742
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	960	1,007,856
		$ 6,277,484
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 3.0%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,631,711
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	989,110
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(4)	1,700	1,674,874
Ohio, (Republic Services, Inc.), 3.70% to 3/3/25 (Put Date), 11/1/35	1,250	1,249,813
		$ 5,545,508
Insured - Electric Utilities — 7.3%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,014,280
(NPFG), 0.00%, 11/15/27	2,540	2,292,045
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,882,670
(NPFG), 0.00%, 2/15/27	2,500	2,316,625
(NPFG), 0.00%, 2/15/28	4,750	4,241,608
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	758,758
		$ 13,505,986
Insured - General Obligations — 15.3%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(3)	$7,500	$ 8,235,825
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,031,118
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	4,809,808
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	3,888,075
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,480,300
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,796,596
		$ 28,241,722
Insured - Hospital — 0.9%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,624,691
		$ 1,624,691
Insured - Special Tax Revenue — 0.5%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	$1,000	$ 1,005,630
		$ 1,005,630

Eaton Vance
Ohio Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.4%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,016,550
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,507,275
		$ 2,523,825
Insured - Water and Sewer — 2.1%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,774,834
		$ 3,774,834
Other Revenue — 5.1%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,827,300
5.00%, 6/1/55	1,995	1,770,662
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	425,280
5.00%, 1/1/34	300	318,408
5.00%, 1/1/35	500	529,360
5.00%, 1/1/41	725	759,119
Lancaster Port Authority, OH, Gas Supply Revenue, 5.00% to 8/1/30 (Put Date), 2/1/55	2,500	2,637,750
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,085	1,085,228
		$ 9,353,107
Senior Living/Life Care — 1.6%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 886,585
5.25%, 7/1/41	1,500	1,551,930
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,296
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	520,995
		$ 2,964,806
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 198,630
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,280,864
		$ 2,479,494
Transportation — 1.7%
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	$2,000	$ 1,942,240
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/27	$750	$ 795,120
5.00%, 12/15/33	350	384,496
		$ 3,121,856
Water and Sewer — 5.4%
Cleveland Department of Public Utilities Division of Water, OH, 5.00%, 1/1/49	$1,075	$ 1,160,699
Cleveland, OH, Water Pollution Control Revenue:
5.00%, 11/15/49	750	795,233
Green Bonds, 5.00%, 11/15/41	945	953,070
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,272,590
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,628,429
Northeast Ohio Regional Sewer District:
5.00%, 11/15/34	1,000	1,155,190
5.00%, 11/15/45	1,000	1,096,720
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,963,860
		$ 10,025,791
Total Tax-Exempt Municipal Obligations (identified cost $186,831,467)		$188,315,468

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.0%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$1,815	$ 1,785,035
Total Taxable Municipal Obligations (identified cost $1,799,445)		$ 1,785,035
Total Investments — 103.3% (identified cost $188,630,912)		$190,100,503
Other Assets, Less Liabilities — (3.3)%		$ (5,992,868)
Net Assets — 100.0%		$184,107,635

Eaton Vance
Ohio Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(2)	Amount is less than 0.05%.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $1,873,504 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 26.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 17.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$188,315,468	$ —	$188,315,468
Taxable Municipal Obligations	—	1,785,035	—	1,785,035
Total Investments	$ —	$190,100,503	$ —	$190,100,503
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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